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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date             Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

11-01    GF    18200    12.0213      15.12            Weeden & Co.
11-02   " "    18200    12.0079      15.12              " "
11-03   " "    18200    12.0000      15.29              " "
11-04   " "    18200    12.1188      15.60              " "
11-05   " "    18200    12.2500      15.49              " "
11-09   " "    20000    12.3438      15.54              " "
11-10   " "    20000    12.3125      15.52              " "
11-11   " "    20000    12.3594      15.58              " "
11-12   " "    20000    12.2500      15.38              " "
11-15   " "    19300    12.3125      15.52              " "
11-16   " "    19300    12.3507      15.74              " "
11-17   " "    19300    11.4074      14.85              " "
11-18   " "    19000    11.5329      14.89              " "
11-19   " "    19000    11.5625      14.67              " "
11-22   " "    23700    11.3486      14.69              " "
11-23   " "    23700    11.3737      14.47              " "
11-24   " "    22000    11.3551      14.30              " "
11-26   " "    14500    11.5000      14.56              " "
11-29   " "    25500    11.3811      14.62              " "
11-30   " "    25500    11.4267      14.20              " "



The New Germany Fund, Inc.


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    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/1/99


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